SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment valuation, Short sales (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Abbott Laboratories Stock Retirement Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	$ 17,659,748	$ 15,576,603
Investments sold short, at fair value	327,342	19,750
Abbott Laboratories Stock Retirement Plan | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	5,729,061	5,200,474
Abbott Laboratories Stock Retirement Plan | Significant Other Observable Inputs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	411,801	390,204
Investments sold short, at fair value	327,342	19,750
Abbott Laboratories Stock Retirement Plan | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,518,886	9,985,925
Abbott Laboratories Stock Retirement Plan | Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	5,585,157	5,066,260
Abbott Laboratories Stock Retirement Plan | Common stock | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	5,585,157	5,066,260
Abbott Laboratories Stock Retirement Plan | Mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	120,058	108,326
Abbott Laboratories Stock Retirement Plan | Mutual funds | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	120,058	108,326
Abbott Laboratories Stock Retirement Plan | REITs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	23,846	25,888
Abbott Laboratories Stock Retirement Plan | REITs | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	23,846	25,888
Abbott Laboratories Stock Retirement Plan | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,120,673	9,592,890
Abbott Laboratories Stock Retirement Plan | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,120,673	9,592,890
Abbott Laboratories Stock Retirement Plan | Corporate debt
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	227,462	235,392
Abbott Laboratories Stock Retirement Plan | Corporate debt | Significant Other Observable Inputs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	227,462	235,392
Abbott Laboratories Stock Retirement Plan | Government debt
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	184,339	154,812
Investments sold short, at fair value	327,342	19,750
Abbott Laboratories Stock Retirement Plan | Government debt | Significant Other Observable Inputs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	184,339	154,812
Investments sold short, at fair value	327,342	19,750
Abbott Laboratories Stock Retirement Plan | Private 40-Act mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	398,213	393,035
Abbott Laboratories Stock Retirement Plan | Private 40-Act mutual funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	398,213	393,035
Abbott Laboratories Stock Retirement Plan | Funds filing as direct filing entity | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,120,673	9,592,890
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	264,892	237,222
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	159,403	145,193
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	105,489	92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	106,951	96,512
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Common stock | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	106,951	96,512
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	52,452	48,681
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Mutual funds | Quoted Prices in Active Markets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	52,452	48,681
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	105,489	92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	105,489	92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Funds filing as direct filing entity | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	$ 105,489	$ 92,029